Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term Investments [Abstract]
Gain (loss) from short-term investment amount	$ 654,980	$ (240,489)	$ (58,403)
Interest income from certificate of deposits	$ 186,793